Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Jan. 29, 2011	$ (595,219)	$ 262	$ 96,886	$ (692,305)	$ (62)
Beginning Balance, shares at Jan. 29, 2011		26,211,130
Comprehensive loss:
Net loss	(147,866)			(147,866)
Foreign currency translation adjustment	(1)				(1)
Share-based compensation expense	65		65
Ending Balance at Jan. 28, 2012	(743,021)	262	96,951	(840,171)	(63)
Ending Balance, shares at Jan. 28, 2012		26,211,130
Comprehensive loss:
Net loss	(107,709)			(107,709)
Foreign currency translation adjustment	(3)				(3)
Share-based compensation expense	367		367
Capital contribution from stockholder	289,101		289,101
Ending Balance at Feb. 02, 2013	(561,265)	262	386,419	(947,880)	(66)
Ending Balance, shares at Feb. 02, 2013	26,211,130	26,211,130
Comprehensive loss:
Net loss	(27,420)			(27,420)
Foreign currency translation adjustment	1				1
Issuance of 10,000,000 shares of common stock, net of certain costs incurred	186,000	100	185,900
Issuance of shares of common stock	10,000,000	10,000,000
Share-based compensation expense	898		898
Exercise and settlement of stock options	42	5	37
Exercise and settlement of stock options, shares		512,597
Capital contribution from stockholder	407,527		407,527
Recognition of certain deferred tax assets, net	127,833		127,833
Recognition of tax receivable agreement obligation	(173,146)		(173,146)
Separation of non-Vince businesses and settlement of Kellwood Note Receivable	73,081		73,081
Ending Balance at Feb. 01, 2014	$ 33,551	$ 367	$ 1,008,549	$ (975,300)	$ (65)
Ending Balance, shares at Feb. 01, 2014	36,723,727	36,723,727